Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 460,000
Previously Paid Amount	0.00
Total Fee Amount	70.43
Total Offset Amount	0.00
Net Fee	70.43
Narrative - Max Aggregate Offering Price	$ 460,000
Final Prospectus	true